Note 6 (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Total Group assets by operating segments [Table Text Block]
The breakdown of the BBVA Group’s total assets by operating segment and the Corporate Center as of December 31, 2025, 2024 and 2023 is as follows:

TOTAL GROUP ASSETS BY OPERATING SEGMENT (MILLIONS OF EUROS)

	2025	2024 ⁽¹⁾	2023 ⁽¹⁾
Spain	456,419	411,620	452,423
Mexico	182,525	168,470	173,489
Turkey	90,702	82,782	68,329
South America	76,648	73,997	64,779
Rest of Business	88,638	66,534	64,274
Subtotal Assets by Operating Segment	894,931	803,404	823,294
Corporate Center and adjustments	(35,355)	(31,002)	(47,736)
Total Assets BBVA Group	859,576	772,402	775,558
(1) In the first quarter of 2025 certain immaterial balance sheet amounts related to specific activities undertaken by the business units were reallocated between the operating segments and the Corporate Center. As a result, certain expenses were reallocated, in particular, between Spain, Rest of Business and the Corporate Center. In order to make the period-on-period comparison homogeneous, the figures for the years 2024 and 2023 have been revised, which has not affected the consolidated financial information of the Group.

Main margins and profit by operating segments [Table Text Block]
The following table sets forth certain summarized information relating to the results of each operating segment and the Corporate Center for the years ended December 31, 2025, 2024 and 2023:

MAIN MARGINS AND PROFIT BY OPERATING SEGMENT (MILLIONS OF EUROS)

	Operating Segments
	BBVA Group	Spain	Mexico	Turkey	South America	Rest of Business	Corporate Center and adjustments
2025
Net interest income	26,280	6,588	11,424	3,079	4,830	828	(469)
Gross income	36,931	10,027	15,198	5,213	5,363	1,807	(678)
Operating profit (loss) before tax	16,227	5,933	7,341	1,863	1,758	772	(1,440)
Attributable profit (loss)	10,511	4,175	5,264	805	726	627	(1,086)
2024 (1)
Net interest income	25,267	6,384	11,556	1,492	5,589	742	(495)
Gross income	35,481	9,443	15,337	4,212	5,405	1,472	(388)
Operating profit (loss) before tax	15,405	5,263	7,522	1,741	1,342	648	(1,110)
Attributable profit (loss)	10,054	3,752	5,447	611	635	511	(901)
2023 (1)
Net interest income	23,089	5,570	11,054	1,869	4,394	539	(336)
Gross income	29,542	7,848	14,267	2,981	4,331	1,113	(999)
Operating profit (loss) before tax	12,419	3,855	7,329	1,324	1,189	499	(1,777)
Attributable profit (loss)	8,019	2,690	5,319	527	601	403	(1,522)
(1) In the first quarter of 2025 certain immaterial balance sheet amounts related to specific activities undertaken by the business units were reallocated between the operating segments and the Corporate Center. As a result, certain expenses were reallocated, in particular, between Spain, Rest of Business and the Corporate Center. In order to make the period-on-period comparison homogeneous, the figures for the years 2024 and 2023 have been revised, which has not affected the consolidated financial information of the Group [1]

[1]
(1) In the first quarter of 2025 certain immaterial balance sheet amounts related to specific activities undertaken by the business units were reallocated between the operating segments and the Corporate Center. As a result, certain expenses were reallocated, in particular, between Spain, Rest of Business and the Corporate Center. In order to make the period-on-period comparison homogeneous, the figures for the years 2024 and 2023 have been revised, which has not affected the consolidated financial information of the Group.